Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of potentially dilutive common shares
	Potentially Dilutive Common Shares Outstanding March 31,
	2022	2021
Warrants to purchase common shares	12,095,870	7,884,936
Common Shares issuable on exercise of options	4,146,977	3,576,866
Unvested restricted stock awards	236,112	—
Total potentially dilutive Common Shares excluded	16,478,959	11,461,802

Schedule of probability-weighted cash flows were discounted using a weighted average cost of capital
March 31, 2022
Balance, December 31, 2021	$(1,014,000)
Additions	—
Total gains recognized	146,000
Balance as of March 31, 2022	$(868,000)